MKT-PRO-1-SUP-2 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for B, C, Invesco Cash Reserve, Investor, R and Y Class shares of the Fund listed below:

Invesco Money Market Fund

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Invesco Cash Reserve		B	C	R	Y	Investor
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None	None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Invesco Cash Reserve	B	C	R	Y	Investor
Management Fees[2]		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.15	0.90	0.90	0.40	None	None
Other Expenses[3]		0.35	0.35	0.35	0.35	0.35	0.35
Total Annual Fund Operating Expenses		0.65	1.40	1.40	0.90	0.50	0.50

1	A contingent deferred sales charge may apple in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
2	“Management Fees” have been restated to reflect current fees.
3	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$66	$208	$362	$810
Class B	$643	$743	$966	$1,475
Class C	$243	$443	$766	$1,680
Class R	$92	$287	$498	$1,108
Class Y	$51	$160	$280	$628
Investor Class	$51	$160	$280	$628

You would pay the following if you did not redeem your shares.

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MKT-PRO-1-SUP-2 040116

	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$66	$208	$362	$810
Class B	$143	$443	$766	$1,475
Class C	$143	$443	$766	$1,680
Class R	$92	$287	$498	$1,108
Class Y	$51	$160	$280	$628
Investor Class	$51	$160	$280	$628”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” in the Prospectus.

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the Fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Cash Reserve	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.35%	8.89%	13.63%	18.57%	23.73%	29.11%	34.72%	40.59%	46.70%	53.08%
End of Year Balance	$10,435.00	$10,888.92	$11,362.59	$11,856.86	$12,372.64	$12,910.85	$13,472.47	$14,058.52	$14,670.07	$15,308.21
Estimated Annual Expenses	$66.41	$69.30	$72.32	$75.46	$78.75	$82.17	$85.75	$89.48	$93.37	$97.43

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	0.65%	0.65%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.60%	7.33%	11.19%	15.20%	19.34%	23.64%	28.09%	32.70%	38.47%	44.50%
End of Year Balance	$10,360.00	$10,732.96	$11,119.35	$11,519.64	$11,934.35	$12,363.99	$12,808.09	$13,270.22	$13,847.47	$14,449.84
Estimated Annual Expenses	$142.52	$147.65	$152.97	$158.47	$164.18	$170.09	$176.21	$182.56	$88.13	$91.97

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.60%	7.33%	11.19%	15.20%	19.34%	23.64%	28.09%	32.70%	37.48%	42.43%
End of Year Balance	$10,360.00	$10,732.96	$11,119.35	$11,519.64	$11,934.35	$12,363.99	$12,808.09	$13,270.22	$13,747.95	$14,242.87
Estimated Annual Expenses	$142.52	$147.65	$152.97	$158.47	$164.18	$170.09	$176.21	$182.56	$189.13	$195.94

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.10%	8.37%	12.81%	17.44%	22.25%	27.26%	32.48%	37.91%	43.57%	49.45%
End of Year Balance	$10,410.00	$10,836.81	$11,281.12	$11,743.65	$12,225.13	$12,726.37	$13,248.15	$13,791.32	$14,356.76	$14,945.39
Estimated Annual Expenses	$91.85	$95.61	$99.53	$103.61	$107.86	$112.28	$116.89	$121.68	$126.67	$131.86

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.50%	9.20%	14.12%	19.25%	24.62%	30.23%	36.09%	42.21%	48.61%	55.30%
End of Year Balance	$10,450.00	$10,920.25	$11,411.66	$11,925.19	$12,461.82	$13,022.60	$13,608.62	$14,221.01	$14,860.95	$15,529.69
Estimated Annual Expenses	$51.13	$53.43	$55.83	$58.34	$60.97	$63.71	$66.58	$69.57	$72.70	$75.98

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MKT-PRO-1-SUP-2 040116

Investor Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.50%	9.20%	14.12%	19.25%	24.62%	30.23%	36.09%	42.21%	48.61%	55.30%
End of Year Balance	$10,450.00	$10,920.25	$11,411.66	$11,925.19	$12,461.82	$13,022.60	$13,608.62	$14,221.01	$14,860.95	$15,529.69
Estimated Annual Expenses	$51.13	$53.43	$55.83	$58.34	$60.97	$63.71	$66.58	$69.57	$72.70	$75.98

[1]	Your actual expenses may be higher or lower than those shown.”
[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class BX and year one for Class CX has not been deducted.”

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MKT-PRO-2-SUP-2 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for R5 and R6 Class shares, as applicable, of the Funds listed below:

Invesco Corporate Bond Fund

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco Money Market Fund

Invesco Real Estate Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Invesco Money Market Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	R5
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees[1]		0.15%
Distribution and/or Service (12b-1) Fees		None
Other Expenses[2]		0.19
Total Annual Fund Operating Expenses		0.34
1	“Management Fees” have been restated to reflect current fees.
2	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$35	$109	$191	$431”

Effective June 1, 2016, the following information replaces in its entirety the table appearing under the heading “Hypothetical Investment and Expense Information – Invesco Money Market Fund – Class R5” in the Prospectus.

“Invesco Money Market Fund – Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.66%	9.54%	14.64%	19.98%	25.58%	31.43%	37.55%	43.96%	50.67%	57.69%
End of Year Balance	$10,466.00	$10,953.72	$11,464.16	$11,998.39	$12,557.51	$13,142.69	$13,755.14	$14,396.13	$15,066.99	$15,769.11

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MKT-PRO-2-SUP-2 040116

Estimated Annual Expenses	$34.79	$36.41	$38.11	$39.89	$41.75	$43.69	$45.73	$47.86	$50.09	$52.42

[1]	Your actual expenses may be higher or lower than those shown.”

MKT-PRO-2-SUP-2 040116	2

MKT-PRO-3-SUP-2 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for AX, BX and CX Class shares of the Fund listed below:

Invesco Money Market Fund

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	AX		BX	CX
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	AX	BX	CX
Management Fees[2]		0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.15	0.90	0.90
Other Expenses[3]		0.35	0.35	0.35
Total Annual Fund Operating Expenses		0.65	1.40	1.40

1	A contingent deferred sales charge may apple in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Management Fees” have been restated to reflect current fees.
3	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AX	$66	$208	$362	$810
Class BX	$643	$743	$966	$1,475
Class CX	$243	$443	$766	$1,680

You would pay the following if you did not redeem your shares.

	1 Year	3 Years	5 Years	10 Years
Class AX	$66	$208	$362	$810
Class BX	$143	$443	$766	$1,475
Class CX	$143	$443	$766	$1,680”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” in the Prospectus.

MKT-PRO-3-SUP-2 040116	1

MKT-PRO-3-SUP-2 040116

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the Fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class AX (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.35%	8.89%	13.63%	18.57%	23.73%	29.11%	34.72%	40.59%	46.70%	53.08%
End of Year Balance	$10,435.00	$10,888.92	$11,362.59	$11,856.86	$12,372.64	$12,910.85	$13,472.47	$14,058.52	$14,670.07	$15,308.21
Estimated Annual Expenses	$66.41	$69.30	$72.32	$75.46	$78.75	$82.17	$85.75	$89.48	$93.37	$97.43

Class AX (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.35%	8.89%	13.63%	18.57%	23.73%	29.11%	34.72%	40.59%	46.70%	53.08%
End of Year Balance	$10,435.00	$10,888.92	$11,362.59	$11,856.86	$12,372.64	$12,910.85	$13,472.47	$14,058.52	$14,670.07	$15,308.21
Estimated Annual Expenses	$66.41	$69.30	$72.32	$75.46	$78.75	$82.17	$85.75	$89.48	$93.37	$97.43

Class BX2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	0.65%	0.65%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.60%	7.33%	11.19%	15.20%	19.34%	23.64%	28.09%	32.70%	38.47%	44.50%
End of Year Balance	$10,360.00	$10,732.96	$11,119.35	$11,519.64	$11,934.35	$12,363.99	$12,809.09	$13,270.22	$13,847.47	$14,449.84
Estimated Annual Expenses	$142.52	$147.65	$152.97	$158.47	$164.18	$170.09	$176.21	$182.56	$88.13	$91.97

Class CX2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.60%	7.33%	11.19%	15.20%	19.34%	23.64%	28.09%	32.70%	37.48%	42.43%
End of Year Balance	$10,360.00	$10,732.96	$11,119.35	$11,519.64	$11,934.35	$12,363.99	$12,809.09	$13,270.22	$13,747.95	$14,242.87
Estimated Annual Expenses	$142.52	$147.65	$152.97	$158.47	$164.18	$170.09	$176.21	$182.56	$189.13	$195.94

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class BX and year one for Class CX has not been deducted.”

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AIS-SUP-3 040116

Statement of Additional Information Supplement dated April 1, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, AX, B, BX, C, CX, R, Y, R5, R6, Invesco Cash Reserve and Investor Class shares, as applicable, of the Funds listed below:

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco Money Market Fund

Invesco Real Estate Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Effective June 1, 2016, the following information replaces in its entirety the sixth paragraph and corresponding chart appearing under the heading, “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser”of the Statement of Additional Information:

“Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Fund Name	Net Assets	Annual Rate
Invesco Global Real Estate Fund	First $250M Next $250M Next $500M Next $1.5B Next $2.5B Next $2.5B Next $2.5B Over $10B	0.75 0.74 0.73 0.72 0.71 0.70 0.69 0.68	% % % % % % % %

Invesco High Yield Fund	First $200M Next $300M Next $500M Over $1B	0.625 0.55 0.50 0.45	% % % %

Invesco Short Duration Inflation Protected Fund	First $500M Over $500M	0.20 0.175	% %

Invesco Money Market Fund	All Assets	0.15%

Invesco Real Estate Fund	First $250M Next $250M Next $500M Next $1.5B Next $2.5B Next $2.5B Next $2.5B Over $10B	0.75 0.74 0.73 0.72 0.71 0.70 0.69 0.68	% % % % % % % %

Invesco Short Term Bond Fund	First $500M Next $500M Next $1.5B Next $2.5B Over $5B	0.35 0.325 0.30 0.29 0.28	% % % % %

AIS-SUP-3 040116

AIS-SUP-3 040116

Fund Name	Net Assets	Annual Rate
Invesco U.S. Government Fund	First $200M Next $300M Next $500M Next $19.5 B Over $20.5 B	0.50 0.40 0.35 0.30 0.24	% % % % %”

AIS-SUP-3 040116